Description of the Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Description of the Business

1.	Description of the Business
Peak Bio, Inc., together with its consolidated subsidiaries (the “Company”), is a clinical-stage biotechnology company focused on discovering, developing and delivering innovative therapies for multiple therapeutic areas. The Company has established a portfolio of potential therapies for the aging population. The Company’s pipeline includes the
PHP-303
program for genetic disease, liver disease and inflammation, specifically for
Alpha-1
antitrypsin deficiency (AATD) and acute respiratory distress syndrome (ARDS) including
COVID-19.
The Company’s pipeline also includes
PH-1
ADC Platform for oncology.
The accompanying condensed consolidated financial statements and notes have been prepared to include certain assets and liabilities of pH Pharma Co., Ltd (now Peak Bio Co., Ltd. or “Peak Bio”) (sometimes referred to as “pH Pharma Ltd” prior to the
Spin-Off
described below), on the basis described within Note 2, with certain wholly-owned subsidiaries of Peak Bio, that were included following the
Spin-Off
as follows: Ph Pharma, Inc, as well as certain assets and liabilities allocated to Peak Bio, including the
PHP-
303 and
PH-1
ADC Platform programs.
The
Spin-Off
was completed on March 1, 2022, prior to the execution of the Business Combination Agreement (as defined below) with Ignyte Acquisition Corp. (“Ignyte”), with Peak Bio retaining the
PHP-303
and
PH-1
ADC Platform programs. Historically and throughout the periods presented, the
PHP-303
and
PH-1
ADC Platform programs have been owned by pH Pharma Co., Ltd and its subsidiaries (prior to the change of its name to Peak Bio Co., Ltd.).
As of March 31, 2023, the Company’s wholly owned subsidiary was Peak Bio Co., Ltd., organized under the laws of the Republic of Korea, and its subsidiary Peak Bio CA, Inc., organized under the laws of California.
Business Combination
On November 1, 2022 (the “Closing Date”), the Company completed the transactions contemplated by that certain business combination agreement, dated as of April 28, 2022 (the “Business Combination Agreement”), by and among Ignyte Acquisition Corp. (“Ignyte”), Ignyte Korea Co., Ltd., a corporation organized under the laws of the Republic of Korea (“Korean Sub”), and Peak Bio Co., Ltd. At the closing of the transactions, (i) the stockholders of Peak Bio Co., Ltd. transferred their respective shares of common stock to Korean Sub in exchange for shares of Ignyte common stock held by Korean Sub, and (ii) in the course of such share swap, Korean Sub distributed the shares of Peak Bio Co., Ltd. common stock to Ignyte in consideration of Ignyte common stock (which was in-turn
delivered to the stockholders of Peak Bio Co., Ltd. as described in (i) above ((i) and (ii), collectively, the “Share Swap”). Upon consummation of the Share Swap, Peak Bio Co., Ltd. became a direct wholly-owned subsidiary of Ignyte. The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination.” Upon the closing of the Business Combination, Ignyte as the registrant changed its name to “Peak Bio, Inc.”
Risks and Uncertainties
The Company relies, and expects to continue to rely, on a small number of vendors to provide services, supplies and materials related to its research and development programs. These research and development programs could be adversely affected by a significant interruption in these services or the availability of materials.
Going Concern
Since inception, the Company has incurred significant net losses. The Company incurred net losses of $6.8 million and $2.1 million for the three months ended March 31, 2023 and 2022, respectively, and

$
13.1
 million and $
8.3
 million for the years ended December 31, 2022 and 2021, respectively. The Company had not initially been capitalized with sufficient funding to conduct its operations. Since the Company had no available cash or credit facilities, the Company was dependent upon Peak Bio Co., Ltd. (formerly pH Pharma Ltd) and its affiliates to provide services and funding to support the operations of the Company through the closing of the Business Combination. The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to identify product candidates and seek regulatory approvals within its portfolio.
The Company will need additional financing to fund its ongoing activities. The Company may raise this additional funding through the sale of equity, debt financings or other capital sources, including potential collaborations with other companies or other strategic transactions and funding under government contracts. The Company may be unable to raise additional funds or enter into such other arrangements when needed on favorable terms, or at all. If the Company is unable to raise capital when needed or on attractive terms, the Company could be forced to delay, reduce or eliminate certain of the Company’s research and development programs. There can be no assurances that other sources of financing would be available. Due to these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern.
The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or classification of liabilities that might result from the outcome of the uncertainties discussed above.
The Company’s future operations are highly dependent on a combination of factors, including (i) the timely and successful completion of additional financing as discussed above; (ii) the success of its research and development programs; (iii) the development of competitive therapies by other biotechnology and pharmaceutical companies; (iv) the Company’s ability to manage growth of the organization; (v) the Company’s ability to protect its proprietary technology; and ultimately (vi) regulatory approval and market acceptance of the Company’s product candidates.

1.	Description of the Business
The accompanying consolidated financial statements and notes have been prepared to include certain assets and liabilities of pH Pharma Co., Ltd (now Peak Bio Co., Ltd. or “Peak Bio”) (sometimes referred to as “
pH Pharma Ltd
” prior to the
Spin-Off
described below), on the basis described within Note 2,
Summary of Significant Accounting Policies
, with certain wholly-owned subsidiaries of Peak Bio, that were included following the
Spin-Off
as follows: Ph Pharma, Inc, as well as certain assets and liabilities allocated to Peak Bio, including the
PHP-
303 and
PH-1
ADC Platform programs.
The
Spin-Off
was completed on March 1, 2022, prior to the execution of the Business Combination Agreement with Ignyte Acquisition Corp. (“Ignyte”), with Peak Bio retaining the
PHP-303
and
PH-1
ADC Platform programs. Historically and throughout the periods presented, the
PHP-303
and
PH-1
ADC Platform programs have been owned by pH Pharma Co., Ltd and its subsidiaries (prior to the change of its name to Peak Bio Co., Ltd.).
Peak Bio is a clinical-stage biotechnology company focused on discovering, developing and delivering innovative therapies for multiple therapeutic areas. The Company has established a portfolio of potential therapies for the aging population. The Company’s pipeline includes the
PHP-303
program for genetic disease, liver disease and inflammation, specifically for
Alpha-1
antitrypsin deficiency (AATD) and acute respiratory distress syndrome (ARDS) including
COVID-19.
The Company’s pipeline also includes
PH-1
ADC Platform for oncology.
Ignyte Acquisition Corp (Ignyte)
On November 1, 2022 (the “Closing Date”), the Company completed the transactions contemplated by the certain business combination agreement, dated as of April 28, 2022 (the “Business Combination Agreement”), by and among Ignyte, Ignyte Korea Co., Ltd., a corporation organized under the laws of the Republic of Korea (“Korean Sub”), and Peak Bio Co., Ltd. At the closing of the transactions, (i) the stockholders of Peak Bio transferred their respective shares of Peak Bio Common Stock to Korean Sub in exchange for shares of Ignyte Common Stock held by Korean Sub, and (ii) in the course of such share swap, Korean Sub distributed the shares of Peak Bio Common Stock to Ignyte in consideration of Ignyte Common Stock (which was in-turn
delivered to the stockholders of Peak Bio as described in (i) above ((i) and (ii), collectively, the “Share Swap”). Upon consummation of the Share Swap, Peak Bio became a direct wholly-owned subsidiary of Ignyte. The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination.”
Pursuant to the Business Combination, the aggregate consideration payable to stockholders of Peak Bio at the closing date consisted of 17,295,044 shares of new Peak Bio common stock, par value $0.0001 per share. Each option of Peak Bio that was outstanding and unexercised immediately prior to the Business Combination (whether vested or unvested) was assumed by Ignyte and converted into an option to acquire an adjusted number of shares of common stock at an adjusted exercise price per share, in each case, pursuant to the terms of the Business Combination.
Pursuant to the treatment of the Business Combination as a reverse recapitalization, Peak Bio assumed the liability position as it existed as of the closing date of the Business Combination. The net assets of the acquired entity were adjusted to include a derivative liability for the embedded put option (see Note 6). In connection with the Business Combination, an amount of $4,551,750 was transferred into escrow, pending final settlement of the forward share purchase agreement in December 2022. In December 2022, the Company purchased 375,939 shares of its Common Stock at a price of $10.115 per share following the exercise of the investor’s right to sell up to 450,000 shares of Common Stock under the forward purchase agreement. Those 375,939 shares of common stock have been retired. As a result of that exercise, funds in the amount of $
4,551,750
being held in escrow in connection with the forward purchase agreement were distributed as follows: $
749,127
to the Company and $
3,802,623
to the investor.
The shares and net loss per share prior to the reverse recapitalization have been retroactively restated to reflect the exchange ratio of 2.0719. The consolidated financial statements reflect the historical operations of Peak Bio.
The following table details the number of shares of common stock issued immediately following the consummation of the Business Combination:

Shares
Common stock redeemable and outstanding prior to business combination	5,750,000
Less: redemption of Ignyte shares	(5,159,287)

Common stock of Ignyte	590,713
Ignyte founder shares	1,537,500
Shares issued for services and debt settlement	106,150

Total Ignyte shares	2,234,363
Peak Bio shareholders	17,295,044

Total shares of common stock immediately after business combination	19,529,407

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2022:

Recapitalization
Cash — Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash — Forward Share Purchase Agreement	4,551,750
Less: cash transaction costs allocated to the Company’s equity	(655,141)

Total	$3,910,375

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2022:

Recapitalization
Cash — Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash — Forward Share Purchase Agreement	4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	(80,110)
Less: transaction costs allocated to the Company’s equity	(3,907,245)

Total	$128,161

The following table details the allocated assets acquired and liabilities assumed as follows:

Assets Acquired
Cash — Ignyte trust and cash, net of redemptions	$3,538,766
Plus: restricted cash — Forward Share Purchase Agreement	4,551,750
Other assets	692,487

Assets acquired	8,783,003

Liabilities Assumed
Fair value of private warrants	450,000
Derivative liability on Forward Share Purchase Agreement	80,110
Other liabilities and accrued expenses	3,944,592

Liabilities assumed	4,474,702

Net assets acquired	$4,308,301

On the Closing Date, a purchaser (the “Original Subscriber”) purchased from the Company an aggregate of 50,000 shares of Ignyte Common Stock (the “Original PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $500,000, pursuant to a subscription agreement entered into effective as of April 28, 2020 (the “Original Subscription Agreement”).
On the Closing Date, a number of additional purchasers (each, a “New Subscriber”) purchased from the Company an aggregate of (i) 302,500 shares of Ignyte Common Stock (the “New PIPE Shares”) and (ii) 281,325 warrants (the “PIPE Financing Warrants”) to purchase shares of Ignyte Common Stock, at an exercise price of $0.01 per share, for a purchase price of $10.00 per share and an aggregate purchase price of $3,025,000, pursuant to separate subscription agreements entered into effective as of October 31, 2022 (each a “New Subscription Agreement”). The PIPE Financing Warrants are on terms substantially the same as the outstanding warrants that were included in the units issued in Ignyte’s initial public offering, except that the new warrants are not redeemable, and the warrants shall be exercisable for one year.
On the Closing Date, a number of Peak Bio’s lenders (each, a “Bridge Loan PIPE Subscriber” and together with the Original Subscriber and the New Subscribers, the “Subscribers”) purchased from the Company an aggregate of (i) 176,579 shares of Ignyte Common Stock (the “Bridge Loan PIPE Shares” and together with the Original PIPE Shares and the New PIPE Shares, the “PIPE Shares”) and (ii) 164,218 warrants (the “Bridge Loan PIPE Financing Warrants” and together with the PIPE Financing Warrants, the “PIPE Warrants”) to purchase shares of Ignyte Common Stock, at an exercise price of $0.01 per share, in consideration for their agreement to cancel an aggregate principal amount of $1,750,000 and the interest accrued thereon in promissory notes evidencing the loans such lenders had extended to Peak Bio between July and September 2022, pursuant to separate subscription agreements entered into effective as of October 31, 2022 (each a “Bridge Loan PIPE Subscription Agreement” and together with the Original Subscription Agreement and the New Subscription Agreements, the “Subscription Agreements”). The Bridge Loan PIPE Financing Warrants are on terms substantially the same as the outstanding warrants that were included in the units issued in Ignyte’s initial public offering, except that the new warrants are not redeemable, and the warrants shall be exercisable for one year.
Pursuant to the Subscription Agreements, the Company gave certain registration rights to the Subscribers with respect to the PIPE Shares and the PIPE Financing Warrants. The sale of the PIPE Shares and PIPE Financing Warrants was consummated concurrently with the Closing.
Upon the Closing, Ignyte as the registrant changed its name to “Peak Bio, Inc.”

Risks and Uncertainties
The
Company relies, and expects to continue to rely, on a small number of vendors to provide services, supplies and materials related to its research and development programs. These research and development programs could be adversely affected by a significant interruption in these services or the availability of materials.
Going Concern
Since inception, the Company has incurred significant net losses. The Company incurred net losses of $13.1 million and $8.3 million for the years ended December 31, 2022 and 2021, respectively. The Company has not been capitalized with sufficient funding to conduct its operations. Since the Company had no available cash or credit facilities, the Company was dependent upon pH Pharma Ltd and its affiliates to provide services and funding to support the operations of the Company through the closing of the Business Combination. The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to identify product candidates and seek regulatory approvals within its portfolio.
The Company will need additional financing to fund its ongoing activities. The Company may raise this additional funding through the sale of equity, debt financings or other capital sources, including potential collaborations with other companies or other strategic transactions and funding under government contracts. The Company may be unable to raise additional funds or enter into such other arrangements when needed on favorable terms, or at all. If the Company is unable to raise capital when needed or on attractive terms, the Company could be forced to delay, reduce or eliminate certain of the Company’s research and development programs. There can be no assurances that other sources of financing would be available. Due to these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern.
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or classification of liabilities that might result from the outcome of the uncertainties discussed above.
The Company’s future operations are highly dependent on a combination of factors, including (i) the timely and successful completion of additional financing as discussed above; (ii) the success of its research and development programs; (iii) the development of competitive therapies by other biotechnology and pharmaceutical companies; (iv) the Company’s ability to manage growth of the organization; (v) the Company’s ability to protect its proprietary technology; and ultimately (vi) regulatory approval and market acceptance of the Company’s product candidates.